(Loss)/earnings and dividends per share (Details) - ZAR (R) R / shares in Units, shares in Millions, R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
(Loss)/earnings and dividends per share
Basic (loss)/earnings per share	R (147.45)	R 6.97	R 14.26
Headline (loss)/earnings per share (in rand per share)	(11.79)	30.72	27.44
Diluted (loss)/earnings per share (in rand per share)	(147.45)	6.93	14.18
Diluted headline (loss)/earnings per share (in rand per share)	R (11.79)	30.54	27.27
Dividends per share		5.90	12.90
Dividends per share - interim		R 5.90	5.00
Dividends per share- final			R 7.90
Earnings per share (EPS)
Weighted average number of shares	617.9	616.6	612.2
(Loss)/earnings attributable to owners of Sasol Limited	R (91,109)	R 4,298	R 8,729
Basic (loss)/earnings per share (in rand per share)	R (147.45)	R 6.97	R 14.26
Headline (loss)/earnings per share (HEPS)
Weighted average number of shares	617.9	616.6	612.2
(Loss)/earnings attributable to owners of Sasol Limited	R (91,109)	R 4,298	R 8,729
Effect of remeasurement items for subsidiaries and joint operations, net of tax	83,824	14,628	8,058
remeasurement items before tax	110,834	18,645	9,901
tax effect and non-controlling interest effect	(27,010)	(4,017)	(1,843)
Effect of remeasurement items for equity accounted investments		15	11
Headline (loss)/earnings	R (7,285)	R 18,941	R 16,798
Headline (loss)/earnings per share (in rand per share)	R (11.79)	R 30.72	R 27.44
Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS)
Weighted average number of shares	617.9	616.6	612.2
Potential dilutive effect of long-term incentive scheme	2.6	2.9	3.7
Potential dilutive effect of Sasol Khanyisa Tier 1	1.8	0.8
Diluted weighted average number of shares for DEPS and DHEPS	622.3	620.3	615.9
(Loss)/earnings attributable to owners of Sasol Limited	R (91,109)	R 4,298	R 8,729
Diluted (loss)/earnings attributable to owners of Sasol Limited	(91,109)	4,298	8,729
Diluted headline earnings per share
Headline (loss)/earnings attributable to owners of Sasol Limited	(7,285)	18,941	16,798
Diluted headline (loss)/earnings attributable to owners of Sasol Limited	R (7,285)	R 18,941	R 16,798
Diluted (loss)/earnings per share (in rand per share)	R (147.45)	R 6.93	R 14.18
Diluted headline (loss)/earnings per share (in rand per share)	R (11.79)	R 30.54	R 27.27